Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

We use the fair value method to account for (i) certain of our investments and (ii) our derivative instruments. The reported fair values of these investments and derivative instruments as of December 31, 2014 likely will not represent the value that will be paid or received upon the ultimate settlement or disposition of these assets and liabilities. In the case of the investments that we account for using the fair value method, the values we realize upon disposition will be dependent upon, among other factors, market conditions and the forecasted financial performance of the investees at the time of any such disposition.  With respect to our derivative instruments, we expect that the values realized generally will be based on market conditions at the time of settlement, which may occur at the maturity of the derivative instrument or at the time of the repayment or refinancing of the underlying debt instrument.

GAAP provides for a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. We record transfers of assets or liabilities in or out of Levels 1, 2 or 3 at the beginning of the quarter during which the transfer occurred. During 2014, no such transfers were made.

All of our Level 2 inputs (interest rate futures, swap rates and certain of the inputs for our weighted average cost of capital calculations) and certain of our Level 3 inputs (forecasted volatilities and credit spreads) are obtained from pricing services. These inputs, or interpolations or extrapolations thereof, are used in our internal models to calculate, among other items, yield curves, forward interest and currency rates and weighted average cost of capital rates. In the normal course of business, we receive market value assessments from the counterparties to our derivative contracts. Although we compare these assessments to our internal valuations and investigate unexpected differences, we do not otherwise rely on counterparty quotes to determine the fair values of our derivative instruments. The midpoints of applicable bid and ask ranges generally are used as inputs for our internal valuations.

For our investments in ITV and Sumitomo, the recurring fair value measurements are based on the quoted closing price of the respective shares at each reporting date. Accordingly, the valuations of these investments fall under Level 1 of the fair value hierarchy. Our other investments that we account for at fair value are privately-held companies and, therefore, quoted market prices are unavailable. The valuation technique we use for such investments is a combination of an income approach (discounted cash flow model based on forecasts) and a market approach (market multiples of similar businesses). With the exception of certain inputs for our weighted average cost of capital calculations that are derived from pricing services, the inputs used to value these investments are based on unobservable inputs derived from our assumptions. Therefore, the valuation of our privately-held investments falls under Level 3 of the fair value hierarchy. Any reasonably foreseeable changes in assumed levels of unobservable inputs for the valuations of our Level 3 investments would not be expected to have a material impact on our financial position or results of operations.

The recurring fair value measurement of our equity-related derivatives are based on binomial option pricing models, which require the input of observable and unobservable variables such as exchange traded equity prices, risk-free interest rates, dividend yields and forecasted volatilities of the underlying equity securities. The valuations of our equity-related derivatives are based on a combination of Level 1 inputs (exchange traded equity prices), Level 2 inputs (interest rate futures and swap rates) and Level 3 inputs (forecasted volatilities). As changes in volatilities could have a significant impact on the overall valuations, we have determined that these valuations fall under Level 3 of the fair value hierarchy. For the December 31, 2014 valuation of the ITV Collar, we used estimated volatilities ranging from 23.8% to 27.3%. At December 31, 2014, the valuations of the Sumitomo Collar and the Virgin Media Capped Calls were not significantly impacted by forecasted volatilities.
As further described in note 7, we have entered into various derivative instruments to manage our interest rate and foreign currency exchange risk. The recurring fair value measurements of these derivative instruments are determined using discounted cash flow models. Most of the inputs to these discounted cash flow models consist of, or are derived from, observable Level 2 data for substantially the full term of these derivative instruments. This observable data includes most interest rate futures and swap rates, which are retrieved or derived from available market data. Although we may extrapolate or interpolate this data, we do not otherwise alter this data in performing our valuations. We incorporate a credit risk valuation adjustment in our fair value measurements to estimate the impact of both our own nonperformance risk and the nonperformance risk of our counterparties. Our and our counterparties’ credit spreads represent our most significant Level 3 inputs, and these inputs are used to derive the credit risk valuation adjustments with respect to our various interest rate and foreign currency derivative valuations. As we would not expect changes in our or our counterparties’ credit spreads to have a significant impact on the valuations of these derivative instruments, we have determined that these valuations fall under Level 2 of the fair value hierarchy. Our credit risk valuation adjustments with respect to our cross-currency and interest rate swaps are quantified and further explained in note 7.

Fair value measurements are also used in connection with nonrecurring valuations performed in connection with impairment assessments and acquisition accounting. These nonrecurring valuations include the valuation of reporting units, customer relationship intangible assets, property and equipment and the implied value of goodwill. The valuation of private reporting units is based at least in part on discounted cash flow analyses. With the exception of certain inputs for our weighted average cost of capital and discount rate calculations that are derived from pricing services, the inputs used in our discounted cash flow analyses, such as forecasts of future cash flows, are based on our assumptions. The valuation of customer relationships is primarily based on an excess earnings methodology, which is a form of a discounted cash flow analysis. The excess earnings methodology requires us to estimate the specific cash flows expected from the customer relationship, considering such factors as estimated customer life, the revenue expected to be generated over the life of the customer, contributory asset charges, and other factors. Tangible assets are typically valued using a replacement or reproduction cost approach, considering factors such as current prices of the same or similar equipment, the age of the equipment and economic obsolescence. The implied value of goodwill is determined by allocating the fair value of a reporting unit to all of the assets and liabilities of that unit as if the reporting unit had been acquired in a business combination, with the residual amount allocated to goodwill. All of our nonrecurring valuations use significant unobservable inputs and therefore fall under Level 3 of the fair value hierarchy. During 2014 and 2013, we performed nonrecurring valuations for the purpose of determining the acquisition accounting for the Ziggo Acquisition and the Virgin Media Acquisition, respectively. We used discount rates of 8.5% and 9.0%, respectively, for our valuations of the customer relationships acquired as a result of these acquisitions. For additional information, see note 4.

A summary of our assets and liabilities that are measured at fair value on a recurring basis is as follows:

		Fair value measurements at December 31, 2014 using:
Description	December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	in millions
Assets:
Derivative instruments:
Cross-currency and interest rate derivative contracts	$1,357.3	$—	$1,357.3	$—
Equity-related derivative instruments	400.2	—	—	400.2
Foreign currency forward contracts	2.5	—	2.5	—
Other	1.4	—	1.4	—
Total derivative instruments	1,761.4	—	1,361.2	400.2
Investments	1,662.7	1,344.3	—	318.4
Total assets	$3,424.1	$1,344.3	$1,361.2	$718.6

Liabilities - derivative instruments:
Cross-currency and interest rate derivative contracts	$2,471.3	$—	$2,471.3	$—
Equity-related derivative instruments	88.4	—	—	88.4
Foreign currency forward contracts	0.8	—	0.8	—
Other	0.3	—	0.3	—
Total liabilities	$2,560.8	$—	$2,472.4	$88.4

		Fair value measurements at December 31, 2013 using:
Description	December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	in millions
Assets:
Derivative instruments:
Cross-currency and interest rate derivative contracts	$769.2	$—	$769.2	$—
Equity-related derivative instrument	430.4	—	—	430.4
Foreign currency forward contracts	2.6	—	2.6	—
Other	2.0	—	2.0	—
Total derivative instruments	1,204.2	—	773.8	430.4
Investments	3,481.8	3,182.4	—	299.4
Total assets	$4,686.0	$3,182.4	$773.8	$729.8
Liabilities - derivative instruments:
Cross-currency and interest rate derivative contracts	$2,918.6	$—	$2,918.6	$—
Equity-related derivative instrument	116.9	—	—	116.9
Foreign currency forward contracts	20.2	—	20.2	—
Other	0.8	—	0.8	—
Total liabilities	$3,056.5	$—	$2,939.6	$116.9

A reconciliation of the beginning and ending balances of our assets and liabilities measured at fair value on a recurring basis using significant unobservable, or Level 3, inputs is as follows:

	Investments	Equity-related derivative instruments	Total
	in millions

Balance of net assets at January 1, 2014	$299.4	$313.5	$612.9
Termination and other activity related to Ziggo Collar (a)	—	212.5	212.5
Gains (losses) included in loss from continuing operations (b):
Realized and unrealized losses on derivative instruments, net	—	(236.3)	(236.3)
Realized and unrealized gain due to changes in fair values of certain investments, net	26.1	—	26.1
Foreign currency translation adjustments, dividends and other, net	(7.1)	22.1	15.0
Balance of net assets at December 31, 2014	$318.4	$311.8	$630.2

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(a)	For additional information regarding the Ziggo Collar, see note 7.

(b)
With the exception of a $113.3 million loss that we incurred during 2014 with respect to the Ziggo Collar, substantially all of these net losses relate to assets and liabilities of our continuing operations that we continue to carry on our consolidated balance sheet as of December 31, 2014.